Cover	May 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	May 20, 2024
FileNumber	333-268561
Registrant Name	MAG MAGNA CORP.
Entity Central Index Key	0001949864
taxIdentificationNumber	98-1626237
incorporationStateCountryCode	WY
AddressLine1	325 W Washington St Ste 2877
AddressCity	San Diego
AddressState	CA
AddressPostalZipCode	9210
CityAreaCode	620
LocalPhoneNumber	4692043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false